SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS
SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

SCHEDULE 1—RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2011

(Amounts expressed in U.S. dollars)

RENESOLA LTD

BALANCE SHEETS

	As of December 31,
	2010	2011
ASSETS
Current assets:
Cash and cash equivalents	$1,192,343	$31,674,461
Prepaid expenses and other current assets	114,240	290,545
Derivative assets	8,806,349	—
Deferred convertible bond issue costs—current	—	784,456
Total current assets	10,112,932	32,749,462
Investment in subsidiaries	619,225,233	816,157,462
Deferred convertible notes insurance costs—non-current	—	2,510,211
Total assets	$629,338,165	$851,417,135

LIABILITIES AND EQUITY
Current liabilities:
Amount due to subsidiaries	$37,948,329	$133,873,226
Other current liabilities	2,022,258	1,949,704
Total current liabilities	39,970,587	135,822,930
Income tax payable	1,930,947	409,506
Other long-term liabilities	972,135	2,582,692
Convertible notes payable—non-current	—	111,616,000
Total liabilities	42,873,669	250,431,128

Equity:
Common shares (no par value; 500,000,000 shares authorized at December 31, 2010 and 2011;174,596,912 shares issued and 173,846,412 shares outstanding at December 31,2010; 174,636,912 shares issued and 172,613,664 shares outstanding at December 31,2011)	422,039,086	422,313,848
Additional paid-in capital	19,857,905	4,110,849
Treasury stock	—	(1,943,822)
Retained earnings	108,386,781	104,859,324
Accumulated other comprehensive income	36,180,724	71,645,808
Total equity	586,464,496	600,986,007
Total Liabilities and Equity	$629,338,165	$851,417,135

SCHEDULE 1—RENESOLA LTD CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 and 2011

(Amounts expressed in U.S. dollars except number of shares and per share data)

RENESOLA LTD

STATEMENTS OF INCOME

	Year ended December 31,
	2009	2010	2011
Cost of revenues—Product sales	$—	$323,546	$156,416
Gross loss	—	(323,546)	(156,416)

Operating expenses(income):
Sales and marketing	8,859	123,200	169,033
General and administrative	18,679, 602	8,617,628	5,794,283
Research and development	—	54,409	101,350
Other operating expense (income)	(80,712)	383,608	(148,220)
Total operating expenses	18,607,749	9,178,845	5,916,445
Loss from operations	(18,607,749)	(9,502,391)	(6,072,861)
Non-operating (expense) income:
Interest income	1,689,333	1,350,777	917,377
Interest expense	(3,984,421)	(814,254)	(6,633,937)
Foreign exchange loss	(78,297)	(13,037)	(766)
(Gains) losses on derivative	—	14,248,017	(20,254,867)
Gains on repurchase of convertible bonds	7,995,337	5,891	28,349,939
Total non-operating income	5,621,952	14,777,394	2,377,746
Income (loss) before income taxes and equity in earnings of subsidiaries	(12,985,797)	5,275,003	(3,695,116)
Income tax (expense) benefit	(200,421)	(124,095)	1,521,441
Equity in earnings (losses) of subsidiaries	(58,717,449)	163,845,178	2,506,639
Net income (loss)	$(71,903,667)	$168,996,086	$332,964